Consolidated Balance Sheets (Parenthetical) In Millions, except Share data	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Consolidated Balance Sheets
Interest-earning deposits in other banks, fair value	¥ 4,365	¥ 10,201
Receivables under resale agreements, fair value	26,192	30,832
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	8,251,723	8,409,598	[1]
Trading account assets that are measured at fair value, under fair value option	11,917,000	8,918,156
Securities available for sale, assets pledged that secured parties are permitted to sell or repledge	1,297,912	4,107,734
Securities being held to maturity pledged that secured parties are permitted to sell or repledge	959,241	566,313
Securities being held to maturity that are measured at estimated fair value	3,058,998	3,027,921
Loans, net of unearned income, unamortized premiums and deferred loan fees, assets pledged that secured parties are permitted to sell or replege	3,246,293	3,476,841
Other short-term borrowings that are measured at fair value under fair value option	673	4,506
Long-term debt that are measured at fair value under fair value option	575,969	615,618
Preferred stock, aggregate liquidation preference	¥ 390,001	¥ 640,001
Preferred stock, stated value	¥ 0
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,150,894,620	14,148,414,920
Common stock, stated value	¥ 0
Treasury stock, shares	16,723,747	21,069,229

[1]	Restated